Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Medical equipment	$646,211	$646,211
Furniture, office equipment and leasehold improvements	157,204	157,204

Total property and equipment	803,415	803,415
Less: accumulated depreciation	(754,750)	(728,710)

Property and equipment, net	$48,665	$74,705

Property and equipment as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Medical equipment	$646,211	$496,452
Furniture, office equipment and leasehold improvements	157,204	314,963

Total property and equipment	803,415	811,415
Less: accumulated depreciation	(728,710)	(634,839)

Property and equipment, net	$74,705	$176,576